Stock Based Compensation and Employee Benefit Plans - Summary of Stock Option Activity (Detail) In Thousands, except Share data, unless otherwise specified			9 Months Ended			9 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Sep. 30, 2014	Apr. 16, 2014 USD ($)	Sep. 30, 2014 Mira III Stock Option Awards [Member] CAD	Sep. 30, 2014 Mira III Stock Option Awards [Member] USD ($)	Apr. 16, 2014 Mira III Stock Option Awards [Member] CAD	Sep. 30, 2014 2014 NPS Corp Plan [Member] USD ($)	Dec. 31, 2013 2008 Plan [Member] USD ($)	Dec. 31, 2012 2008 Plan [Member] USD ($)	Dec. 31, 2011 2008 Plan [Member] USD ($)	Sep. 30, 2011 Northern 2011 Plan [Member]	Dec. 31, 2013 Northern 2011 Plan [Member] USD ($)	Dec. 31, 2012 Northern 2011 Plan [Member] USD ($)	Dec. 31, 2011 Northern 2011 Plan [Member] USD ($)	Sep. 30, 2011 Utility Scale 2011 Plan [Member]	Dec. 31, 2013 Utility Scale 2011 Plan [Member] USD ($)	Dec. 31, 2012 Utility Scale 2011 Plan [Member] USD ($)	Dec. 31, 2011 Utility Scale 2011 Plan [Member] USD ($)	Dec. 31, 2013 2013 WPHI Plan [Member] USD ($)
Shares Outstanding
Outstanding at beginning of period, options				35,938		0	6,803	6,913			2,190,096	2,831,581			2,327,158	2,786,124
Shares Assumed in Reverse Takeover			43,125			1,830,012
Shares, Granted						250,500				1,849,924	2,500	43,500		1,985,424	1,000			1,667,883
Shares, Exercised			(7,187)			(18,059)										(100)
Shares, Canceled						(4,643)	(6,748)	(110)			(254,502)	(684,985)			(239,316)	(458,866)
Shares, Exchanged							0	0			0	0			0	0		0
Shares Outstanding, Ending balance				35,938		2,057,810	55	6,803	6,913		1,938,094	2,190,096	2,831,581		2,088,842	2,327,158	2,786,124	1,667,883
Exercisable	367,500	367,500		35,938	35,938	933,491	55				1,832,339				1,990,895			330,463
Shares vested and expected to vest											1,932,614				2,084,114			1,473,049
Shares vested and expected to vest				35,938		1,928,634
Weighted-average Exercise Price
Weighted Average Exercise Price, Outstanding beginning balance			0			$ 0	$ 81.43	$ 81.43			$ 1.45	$ 1.45			$ 1.98	$ 1.98
Weighted-Average Exercise Price, Assumed in reverse takeover			3.48			$ 1.78
Weighted-Average Exercise Price, Granted			0			$ 3.95					$ 0.54	$ 1.37			$ 0.70			$ 1.59
Weighted-Average Exercise Price, Exercised			3.48			$ 1.59										$ 1.98
Weighted-Average Exercise Price, Canceled			0			$ 2.92	$ 81.37	$ 81.43			$ 1.44	$ 1.45			$ 1.98	$ 1.98
Weighted-Average Exercise Price, Exchanged							$ 0	$ 0			$ 0	$ 0			$ 0	$ 0
Weighted-Average Exercise Price, Outstanding, Ending balance			3.48			$ 2.05	$ 89.50	$ 81.43	$ 81.43		$ 1.45	$ 1.45	$ 1.45		$ 1.98	$ 1.98	$ 1.98	$ 1.59
Weighted-Average Exercise Price, Exercisable		$ 3.64	3.48		3.48	$ 2.30	$ 89.50				$ 1.45				$ 1.98			$ 1.59
Weighted-Average Exercise Price, Shares vested and expected to vest			3.48			$ 2.06
Shares vested and expected to vest											$ 1.45				$ 1.98			$ 1.59
Weighted-average remaining contractual life
Average Remaining Weighted-Average Contractual Term (in Years), Granted																		6 years 10 months 28 days
Average Remaining Weighted-Average Contractual Term (in years), Assumed in Reverse Takeover			1 year
Average Remaining Weighted-Average Contractual Term (in Years), Outstanding			7 months 6 days			5 years 11 months 19 days	2 years 10 months 24 days	11 months 12 days	2 years		3 years 5 months 27 days	4 years 7 months 10 days	5 years 8 months 12 days		3 years 5 months 5 days	4 years 6 months 4 days	5 years 7 months 21 days	6 years 10 months 28 days
Average Remaining Weighted-Average Contractual Term (in Years), Exercisable			7 months 6 days			5 years 8 months 1 day	2 years 10 months 24 days				3 years 4 months 28 days				3 years 5 months 5 days			6 years 10 months 28 days
Shares vested and expected to vest											3 years 5 months 23 days				3 years 5 months 5 days			6 years 10 months 28 days
Average Remaining Weighted-Average Contractual Term (in Years), Shares vested and expected to vest			7 months 6 days			5 years 11 months 12 days
Aggregate intrinsic value
Aggregate Intrinsic Value, Outstanding				$ 11		$ 3,257
Aggregate Intrinsic Value, Exercisable				11		1,270
Shares vested and expected to vest											0				0			0
Shares vested and expected to vest				$ 11		$ 3,034